Business Combinations - Measurement Period Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,945,786	$ 4,501,894
CPA Global
Business Acquisition [Line Items]
Fair value of acquired identifiable assets and liabilities	(27,551)
Purchase price, net of cash	(665)
Goodwill	(26,886)
CPA Global | Accounts Payable
Business Acquisition [Line Items]
Financial liabilities	290
CPA Global | Accrued Liabilities
Business Acquisition [Line Items]
Financial liabilities	49,164
Financial liabilities, valuation change	61,000
Financial Liabilities, valuation change of accruals for others	11,836
CPA Global | Short-term Contract with Customer
Business Acquisition [Line Items]
Financial liabilities	(989)
CPA Global | Long-term Contract with Customer
Business Acquisition [Line Items]
Financial liabilities	15
CPA Global | Deferred Income Tax Charge
Business Acquisition [Line Items]
Financial liabilities	13,405
CPA Global | Liabilities, Total
Business Acquisition [Line Items]
Financial liabilities	(37,023)
CPA Global | Deferred Income Tax Net
Business Acquisition [Line Items]
Financial liabilities	13,405
CPA Global | Accounts Receivable
Business Acquisition [Line Items]
Financial assets	7,135
Financial assets, valuation change	9,306
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Assets, Valuation Decrease	2,171
CPA Global | Prepaid Expenses and Other Current Assets
Business Acquisition [Line Items]
Financial assets	(158)
CPA Global | Other current assets
Business Acquisition [Line Items]
Financial assets	(370)
CPA Global | Property, Plant and Equipment
Business Acquisition [Line Items]
Financial assets	1,002
CPA Global | Noncurrent assets
Business Acquisition [Line Items]
Financial assets	1,123
CPA Global | Assets, Total
Business Acquisition [Line Items]
Financial assets	$ (9,472)